Shareholder Fees - FidelityManagedRetirementFunds-Z6ComboPRO	Sep. 29, 2023 USD ($)
FidelityManagedRetirementFunds-Z6ComboPRO | Fidelity Managed Retirement Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none